Financial Risk Management	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Risk Management
4	Financial risk management
The main risks related to the financial instruments are credit risk, market risk, and liquidity risk, as defined below: The management of such risks involves various levels in the Entity and comprehends a number of policies and strategies. The Group’s risk management focuses on the unpredictability of financial markets and seeks to mitigate potential adverse impacts on the Group’s financial performance.

4.1	Financial risk factors
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.
The Group’s risk management is predominantly controlled by a risk assessment department under process and controls approved by the management. The management provides written process and controls for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative
financial instruments, and investment of excess liquidity.

(a)	Credit risk
Credit risk arises from cash and cash equivalents, contractual cash flows of debt investments carried at amortized cost, at fair value through profit or loss (FVTPL), and deposits with banks and financial institutions, as well as credit exposures to wholesale and retail customers, including outstanding receivables.
(i) Risk management
Vinci’s treasury manages credit risk on a group basis. As of December 31, 2021, and 2020 the expected credit losses are considered immaterial due to the short maturities of the deposits and the credit quality of the counterparty, which have a credit rating AAA evaluated by Fitch Ratings. The Entity has not suffered any losses from cash and cash equivalents since inception. Vinci’s treasury review expected credit losses on a regular basis.
(ii) Impairment of financial assets
The Group has the following types of financial assets that are subject to the expected credit loss model:

•	accounts receivable

•	debt investments carried at amortized cost
While cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

(b)	Market risk
(i) Foreign exchange risk
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in functional currency units, was as follows:
At the reporting date, the carrying amount value of the Group’s financial assets and liabilities held in US Dollars were as follows:

	12/31/2021	12/31/2020
Balance sheet

Cash and cash equivalents	20,990	11,676
Accounts receivable	9,477	3,151
Other receivables	15,411	1,206

Current assets	45,878	16,033

Leases, property and equipment	3,216	4,049

Non-current assets	3,216	4,049

Trade payables	2,011	9
Deferred revenue	—	—
Lease	—	1,008
Labor and social security obligations	9,521	7,527

Current liabilities	11,532	8,544

Payables to related parties	282	—
Lease	3,104	2,712

Non-current liabilities	3,386	2,712

Net Equity	34,176	8,826

The aggregate net foreign exchange gains/losses recognized in profit or loss were:

	12/31/2021	12/31/2020	12/31/2019
Net foreign exchange result

Financial revenue	—	416	56
Financial expense	(372)	(193)	(196)

Net foreign exchange result, net	(372)	223	(140)

The Group operates internationally and is exposed to foreign exchange risk, exclusively the US dollar.
Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the functional currency of the Group.
(ii) interest rate risk
The Group’s profit or loss is sensitive to higher/lower interest income from cash equivalents and fixed income funds as a result of changes in interest rates.
(iii) Price risk
The Group’s exposure to investment securities price risk arises from investments held by the group and classified in the balance sheet at fair value through profit or loss (note 5).
To manage its price risk arising from investments in investment securities, the group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group.
The majority of the Group’s financial investments, that are exposed to significantly price risk are the private equity investments. Note 5(d) demonstrate the sensitivity analyses of impact for the assets held by the Group.
(c)	Liquidity risk
Prudent liquidity risk management implies maintaining sufficient cash and marketable securities and the availability of funding through an adequate amount of committed credit facilities to meet obligations when due and to close out market positions. At the end of the reporting period the Group held bank deposits and certificate of deposits of R$ 102,569 (12/31/2020 – R$ 83,449) that are expected to readily generate cash inflows for managing liquidity risk.
Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for each of the years presented.

	12/31/2021	12/31/2020
Cash and cash equivalents	102,569	83,449
Financial instruments at fair value through profit or loss (i)	1,372,926	8,253
Trade payables	(831)	(1,039)
Labor and social security obligations	(106,299)	(40,724)
Accounts payable	(10,677)	(125,828)
Lease liabilities	(85,544)	(106,199)

Net debt	1,272,144	(182,088)

(i)	Comprised of liquid and illiquid investments. Liquid investments are current assets that are traded in an active market. Illiquid investments are comprised of assets that trade infrequently.

	Financial liabilities		Other assets
	Payables	Lease liabilities	Cash and cash equivalents	Financial instruments at fair value through profit or loss
Net debt as at December 31, 2019	(68,976)	(102,891)	3,896	85,944
Cash flow and dividends provision (ii)	(98,412)	19,652	76,735	(78,959)

Fair value adjustment (ii)	—	—	468	1,278

Amortization cost	(203)	—	—	—

Addition and finance expenses accrual	—	(21,949)	—	—

Foreign exchange adjustments	—	—	2,350	—

Other changes (iii)	—	(1,011)	—	—

December 31, 2020	(167,591)	(106,199)	83,449	8,253

Cash flow and dividends provision	49,784	21,790	15,999	1,340,393

Fair value adjustment	—	—	3,121	24,280

Addition and finance expenses accrual	—	(823)	—	—

Foreign exchange adjustments	—	—	—	—

Other changes (iii)	—	(312)	—	—

December 31, 2021	(117,807)	(85,544)	102,569	1,372,926

(ii)	Amounts restated for better presentation and comparable purposes.

(iii)	Other changes include non-cash movements, including Cumulative Translation Adjustments (“CTA”) which will be presented as in other comprehensive income statement.
Maturities of financial liabilities
The tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at December 31, 2021	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount

Trade payables	(831)	—	—	(831)	(831)
Labor and social security obligations	(106,299)	—	—	(106,299)	(106,299)
Lease liabilities	(22,304)	(41,452)	(57,008)	(120,764)	(85,544)
Accounts payable	(10,677)	—	—	(10,677)	(10,677)

Total	(140,111)	(41,452)	(57,008)	(238,571)	(203,351)

Contractual maturities of financial liabilities at December 31, 2020	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount

Trade payables	(1,039)	—	—	(1,039)	(1,039)
Labor and social security obligations	(40,724)	—	—	(40,724)	(40,724)
Lease liabilities	(19,828)	(40,279)	(113,929)	(174,036)	(106,199)
Accounts payable	(125,795)	(33)	—	(125,828)	(125,828)

Total	(187,386)	(40,312)	(113,929)	(341,627)	(273,790)

The amounts disclosed in the table below are the lease liabilities contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At 31 December 2021	Rio de Janeiro Office (BM336)	São Paulo Office	NY Office (3rd Avenue)	Total contractual cash flows	Carrying amount non-current liabilities

2023	(18,990)	(1,216)	(1,116)	(21,322)	(18,788)
2024	(18,990)	—	(1,140)	(20,130)	(14,940)
2025	(14,905)	—	—	(14,905)	(9,784)
2026	(9,186)	—	—	(9,186)	(5,288)
2027	(9,186)	—	—	(9,186)	(4,682)
2028	(9,186)	—	—	(9,186)	(4,145)
2029	(9,186)	—	—	(9,186)	(3,670)
2030	(5,359)	—	—	(5,359)	(1,943)

Total	(94,988)	(1,216)	(2,256)	(98,460)	(63,240)

Contractual maturities of financial liabilities At 31 December 2020	Rio de Janeiro Office (BM336)	São Paulo Office	NY Office (3rd Avenue)	Total contractual cash flows	Carrying amount non-current liabilities

2022	(17,148)	(2,930)	(1,038)	(21,116)	(17,635)
2023	(17,148)	(977)	(1,038)	(19,163)	(14,254)
2024	(17,148)	—	(1,038)	(18,186)	(12,004)
2025	(17,148)	—	—	(17,148)	(9,871)
2026	(17,148)	—	—	(17,148)	(8,740)
2027	(17,148)	—	—	(17,148)	(7,738)
2028	(17,148)	—	—	(17,148)	(6,851)
2029	(17,148)	—	—	(17,148)	(6,066)
2030	(10,003)	—	—	(10,003)	(3,212)

Total	(147,187)	(3,907)	(3,114)	(154,208)	(86,371)

(d)	Sensitivity analysis
The Group monitors and evaluates the market risk related to its financial investments portfolio periodically to assess its volatility, through changes that can significantly impact its financial results. Considering a period of one day and the historical results over the past year, the following Value at Risk (VAR) parameters were used:

•	0.16% (or R$ 2.26 million) of the financial investment portfolio for a confidence interval of 95%

•	0.23% (or R$ 3.31 million) of the financial investment portfolio for a confidence interval of 99%
Additionally, the Group evaluated the financial investment portfolio on December 31, 2021, through stress scenarios according to the main risk factors related to its investments, as presented in the table below:

Risk Factor	Variation in	Stress Scenario (*)	Financial Impact (**)

Current inflation	inflation index	-100bps	15.3

Exchange traded real estate funds	Share prices	-10%	(10.9)

Brazilian stock prices	Share prices	-10%	(7.4)

Fixed-rate offshore rates	US yield curve	-100bps	(7.7)

Foreign exchange rate	Foreign exchange rates	10% (***)	5.0

Domestic base overnight rate	Domestic base overnight rate	-100bps	(8.0)

(*)	bps - basis point (1bps = 0,01%)
(**)	In millions of Brazilian reais
(***)	Brazilian reais devaluation against US Dollars
An equal change in the opposite direction of the stress scenario would have affected the financial investment portfolio by a similar amount, on the basis that all other variables remain constant.